Accounting principles, rules and methods	12 Months Ended
Dec. 31, 2023
Accounting principles, rules and methods
Accounting principles, rules and methods

Note 3: Accounting principles, rules and methods

3.1.Principles used in preparing the Financial Statements

Unless otherwise indicated, the consolidated financial statements are presented in thousands of euros. Certain amounts may be rounded up for the purpose of calculating the financial information contained in the consolidated financial statements. As a result, the totals in some tables may not correspond exactly to the sum of the preceding figures.

Statement of compliance

The consolidated financial statements for the year ended December 31, 2023 have been prepared in accordance with IFRS Accounting Standards issued by the International Accounting Standards Board (IASB), in compliance with the international standards as published by the IASB on December 31, 2023, and with the international standards as adopted by the European Union on December 31, 2023.

The reference system adopted by the European Commission can be consulted on the following website: https://eur-lex.europa.eu/legal-content/FR/TXT/?uri=LEGISSUM%3Al26040

The accounting principles and methods applied for the consolidated financial statements for the year ended December 31, 2023 are identical to those used in the consolidated financial statements for the years ended December 31, 2022 and December 31, 2021, and comply with the IFRS Accounting Standards, amendments and interpretations as adopted by the European Union and the IASB, mandatory for financial years beginning on or after January 1, 2023 (and which had not been applied early by the Group), namely:

Standard	Name
IFRS 17 and amendments to IFRS 17	Insurance contract including amendments published on 06/25/20. First adoption of IFRS 17 and IFRS 9 - Comparative information
Amendments to IAS 8	Definition of accounting estimates
Amendments to IAS 1 and Statement Practice 2	Disclosure of accounting policies
Amendments to IAS 12	Deferred taxes on assets and liabilities arising from the same transaction
Amendments to IAS 12	International tax reform - Pillar 2 rule model

The application of these standards, amendments and interpretations has no material impact on the Group’s consolidated financial statements. It is specified that the Company is not affected by the amendments to IAS 12 presented above.

In addition, the other standards, amendments or interpretations published respectively by the IASB and the IFRIC (International Financial Reporting Interpretations Committee) and adopted by the European Union on December 31, 2023 but whose mandatory application is subsequent to the financial year beginning January 1, 2023 have not been applied early by the Group: amendments to IFRS 16 (lease liabilities relating to a sale and leaseback), amendments to IAS 1 (classification of liabilities as current and non-current), and amendments to IAS 21 (absence of exchangeability).

Going concern

Our financial statements have been prepared on a going concern basis assuming that we will be successful in our financing objectives. As such, no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or classification of liabilities that might be necessary should we not be able to continue as a going concern.

The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the product candidates it is developing, which necessitates a research and development phase spanning multiple years. The Company does not expect to generate revenue from product sales in the near future.

We estimate our existing capital resources consisting of cash and cash equivalents €5.6 million euros on December 31, 2023 complemented with the possible use of the ORNANE financing line set up with Atlas (or “Atlas 2021 Contract”), which could give rise to additional financing of €8 million (i.e. 2  installments of 4 million euros), in addition to the €4 million drawing made early 2024, to be sufficient to fund our current operations into the first quarter of 2025. However, this estimate is based on assumptions that may prove to be wrong, and we could use our capital resources sooner than we currently expect. As of the date of authorization of these financial statements, our available cash and our ORNANE financing line are not projected to be sufficient to support our operating plan for at least the next 12 months. These events and conditions indicate that a material uncertainty exists that may cast significant doubt on the Company’s ability to continue as a going concern and, therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

We intend to seek additional capital to pursue preclinical and clinical activities, obtain regulatory approval and authorization for, and commercialize our drug candidates. Notably during 2024, we may conduct equity financing transactions on Euronext Growth or Nasdaq, enter into new debt financing agreements or enter into partnership or licensing agreements for our R&D programs that could provide additional non-dilutive financial resources or reduce our costs.

We cannot guarantee that we will be able to obtain the necessary financing to meet our needs or to obtain funds at attractive terms and conditions, including as a result of disruptions to the global financial markets resulting from geopolitical instability, macroeconomic conditions, global health crises, or other factors.

If we are not successful in our financing objectives, we could have to scale back our operations, notably by delaying or reducing the scope of our research and development efforts or obtain financing through arrangements with collaborators or others that may require us to relinquish rights to our product candidates that we might otherwise seek to develop or commercialize independently.

Use of judgments and estimates

The preparation of financial statements requires that the management makes reasonable estimates and assumptions based on the information available at the date that the financial statements are finalized. These estimates and assumptions may affect the values of assets, liabilities and expenses given in the financial statements, and the disclosure of contingent assets and liabilities when the financial statements are reviewed.

These estimates are based on the going concern assumption and are prepared using the information available at the time of preparation. They are continuously assessed on the basis of past experience and various other factors deemed reasonable and form the basis for assessments of the accountable values of assets and liabilities. Estimates may be revised if the circumstances on which they were based change or if new information becomes available. Actual results could differ materially from these estimates depending on different assumptions or conditions.

The main judgments and estimates made by the Company’s management relate in particular to:

●	The definition of the fair value of share-based payments, including stock subscription warrants (“BSA”), warrants to purchase shares in business creators (“BSPCE”) and bonus shares (“AGA”) granted to employees, directors and external service providers. This is based on the Black & Scholes option pricing model, which takes into account assumptions on complex and subjective variables. These variables include the value of the shares, the expected volatility of the share value over the life of the instrument, and the current and future behavior of the holders of these instruments. There is a high inherent risk of subjectivity when using an option pricing model to measure the fair value of share-based payments in accordance with IFRS 2 Share-based Payment standard. The valuation assumptions used are presented in Note 12.
●	The definition of the fair value of convertible bonds and non-convertible bonds issued to Kreos with attached stock warrants. The determination of the fair value of stock warrants for the benefit of Kreos is based on the Black & Scholes model. This model takes as input observable variables such as the value of the company's shares and the risk-free interest rate, but also unobservable variables such as the volatility of the share price. There is a high inherent risk of subjectivity arising from the use of an option pricing model to define the fair value of derivative liabilities and equity instruments in accordance with IAS 32 Financial Instruments - Presentation ("IAS 32") and IFRS 9. The convertible bond is valued using the “One-factor equity convertible model”. This model takes as input observable variables such as the value of the company's shares and the risk-free interest rate, but also unobservable variables such as the volatility of the share price and the credit spread of the company. business. The fair value of the debt component of convertible bonds was determined by discounting future cash flows at a market rate (unobservable data). The valuation assumptions used are presented in Note 13.2. The fair value of the conversion option is deducted by subtracting the fair value of the convertible bond from the fair value of the debt component. The credit spread was determined by equalizing the sum of the fair value of the instruments (Warrants and Convertible Bond) on the issue date to the amount of cash received.
●	The definition of the fair value of Negma and Atlas bonds convertible into ordinary shares and/or redeemable in cash. This is based on the binomial option pricing model and the Longstaff Schwartz model, respectively, which take into account unobservable assumptions and variables , such as stock volatility and issuer credit spread. These variables include the value of the Company’s securities, the expected volatility of the share price over the expected life of the instrument, and the present and future behavior of the Company and the holders of these instruments. There is an inherent high risk of subjectivity arising from the use of an option pricing model to define the fair value of convertible bonds in accordance with IFRS 9 and IAS 32. The valuation assumptions used are presented in Note 13.2.
●	The determination of the amount of deferred tax assets that can be recognized in the financial statements. This requires management to make estimates both of the period over which losses carried forward will be used up, and of the level of future taxable profits, in the light of tax management strategies. The accounting principles applied by the Company regarding the recognition of deferred tax assets are specified in Note 3.19.

3.2.Consolidation scope and method

The scope of consolidation included the following companies on December 31, 2023:

Biophytis,

●	Instituto Biophytis Do Brasil, a 94.6%-owned Brazilian company registered in the state of Sao Paulo; and
●	Biophytis Inc., a 100%-owned US company registered in Delaware.

As the Company controls its two subsidiaries, they are fully consolidated.

Group companies close their accounts on December 31 of each year. Intra-group transactions and balances are eliminated. Subsidiary financial statements are prepared for the same reference period as those of the parent company, using consistent accounting policies.

3.3.Foreign currency translation

For each entity, Group entities determine a functional currency, and items included in the financial statements of each entity will be measured using that functional currency.

The Company’s financial statements are drawn up in euros (€), which is its presentation currency.

3.3.1.Accounting for foreign currency transactions

Transactions in foreign currencies are translated into the company’s functional currency of each entity at the exchange rate prevailing on the transaction date. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated into the functional currency using the exchange rate for that date.

Gains and losses arising from the translation of monetary items correspond to the difference between the amortized cost denominated in the functional currency at the start of the period, adjusted for the impact of the effective interest rate and payments over the period, and the amortized cost denominated in the foreign currency translated at the exchange rate on the balance sheet date.

3.3.2.Translation of foreign subsidiary financial statements

The financial statements of entities whose functional currency is not the euro are translated as follows:

●	Assets and liabilities are translated at the year-end rate;
●	income statement items are translated using the average exchange rate for the period, as long as this rate is not altered by significant changes in exchange rates; and
●	Equity items are translated at the historical rate.

Exchange differences arising on translation for consolidation purposes are recognized in other elements of comprehensive income and stored in shareholder equity under “Translation reserve”.

The exchange rates used to prepare the consolidated financial statements are as follows:

	Closing rate			Average rate
EXCHANGE RATES	AS OF DECEMBER 31,			DECEMBER 31
(currency for €1)	2021	2022	2023	2021	2022	2023
BRL	6.3101	5.6386	5.36	6.3779	5.4399	5.40
USD	1.1326	1.0666	1.11	1.1827	1.0530	1.08

3.4.Intangible assets

3.4.1.Research and development costs

Research costs are accounted for as incurred. Costs incurred on development projects are included as intangible assets when the following criteria are met, in application of IAS 38:

●	It is technically possible to complete the intangible asset such that it can be available for use or sale;
●	Management plans to complete, use or sell the intangible asset;
●	The intangible asset can be used or sold;
●	It can be demonstrated that the intangible asset is likely to generate future economic benefits;
●	Adequate technical, financial and other resources are available for the full development, use or sale of the intangible asset;
●	The expenditure attributable to the intangible asset during its development can be reliably measured.

In the opinion of the Company’s management, and due to the uncertainties inherent in the development of the Company’s drug candidates, the criteria required for development costs to be recognized as an asset, as defined by IAS 38, “Intangible Assets”, are not met.

3.4.2.Patents and software

Costs relating to the acquisition of patents and software are capitalized on the basis of the costs incurred to acquire the patents and software concerned.

3.4.3.Amortization period and expense

Where intangible assets have a finite useful life, amortization is calculated on a straight-line basis over this period, i.e.:

Items	Amortization period
Development costs	Estimated useful life of the project
Purchased patents	Estimated useful life of patents
Metabrain	19 years
Iris Pharma	20 years
Stanislas Veillet (BIO101)	19 years
Software	3 to 5 years

Amortization of intangible assets is accounted for in the consolidated income statement under:

●	“General and administrative expenses” for amortization of software; and
●	“Research and development costs” for amortization of patents

The value of intangible assets is tested whenever there is an impairment indicator. Quantitative and qualitative indicators are reviewed at each balance sheet date, the main ones being those relating to the development of the R&D portfolio, pharmacovigilance, patent disputes and the arrival of competing products. If there is any internal or external indication of impairment, Biophytis assesses the asset’s recoverable value. The test consists of comparing the net book value of these assets with their recoverable value. When the book value of an asset exceeds its recoverable value, an impairment loss is included to account for the difference.

3.5.Property, plant and equipment

Property, plant and equipment are valued at acquisition cost (purchase price plus incidental expenses) or at the Company’s production cost.

Assets are depreciated on a straight-line basis over their estimated useful lives:

Items	Amortization period
General fixtures and fittings	3 to 15 years
Plant, machinery and equipment	5 to 7 years
Office and computer equipment	3 to 5 years
Furniture	3 to 5 years
Transport equipment	3 to 5 years

Amortization of property, plant and equipment is accounted for in the consolidated income statement under :

●	“General and administrative expenses” for the amortization of fixtures and fittings, office and computer equipment and furniture; and
●	“Research and development costs” for the amortization of laboratory equipment.

3.6.Lease contracts

Items financed by leases as defined by the IFRS 16 standard concerning leases that do not meet the accounting exemption criteria for the lessees (leases of “low-value” assets and short-term leases of less than 12 months) are accounted for as assets in the financial position statement. The corresponding debt is recorded under “Liabilities”.

Payments made for leases that meet the exemption criteria are accounted for as expenses in the income statement on a straight-line basis over the term of the contract,.

Rights of use are amortized on a straight-line basis over the lease term.

3.7.Recoverable value of non-current assets

Amortized assets are tested for impairment whenever there is an internal or external indication that an asset may be impaired. Impairment indicators include the following:

●	Mixed or negative results from preclinical and clinical trials;
●	Significant delays or non-compliance with clinical trial development schedules.

3.8.Financial assets

In accordance with IFRS 9, the Company’s financial assets are classified in two categories based on their nature and holding intention:

●	Financial assets at fair value through profit or loss; and
●	Financial assets at amortized cost.

All financial assets are initially accounted for at fair value plus acquisition costs. All purchases and sales of financial assets are accounted for on the settlement date.

Financial assets are removed from the accounts when the rights to receive cash flows from them expire, or when they have been sold and the Company has transferred the majority of the risks and benefits of ownership.

Financial assets linked to guarantee deposits and the corresponding financial liabilities are presented separately in accordance with IAS 32.

3.8.1.Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are made up of cash and cash equivalents.

Gains or losses arising from changes in the value of “financial assets at fair value through profit or loss” are presented under “financial income” in the income statement for the period in which they occur.

Other assets may also be voluntarily classified in this category if the criteria are met, in accordance with IFRS 9.

3.8.2.Financial assets at amortized cost

Financial assets at amortized cost are largely made up of non-current financial assets and other loans and receivables. They are valued at their amortized cost using the effective interest rate method, adjusted for expected credit losses.

3.8.3.Impairment of financial assets at amortized cost

A financial asset is impaired using the expected loss method, taking into account any default during the asset’s holding period. Expected losses are accounted for in the financial position statement. Impairment is accounted for in the consolidated income statement.

3.9.Cash and cash equivalents

Cash and cash equivalents accounted for in the statement of financial position are made up of available cash at bank and in hand as well as short-term deposits with initial maturities of less than three months.

Cash equivalents are readily convertible to a known amount of cash and are subject to an insignificant risk of change in value. They are held for the purpose of meeting short-term cash commitments. They are valued at fair value, with changes in value accounted for as “financial income”.

3.10.Fair value of financial instruments

Borrowings (excluding derivatives and convertible bonds) are initially accounted for at fair value less any transaction costs, and subsequently valued at their amortized cost using the effective interest method.

The convertible bonds issued have been valued at fair value through profit or loss in accordance with IFRS 9 and the related costs, if applicable, are directly recorded as financial expenses.

The fair value of trade receivables and payables is equivalent to their balance sheet value, given the very short payment terms of these receivables. The same applies to other current receivables and payables.

The Company has defined three categories of financial instruments based on their valuation methods, and uses this classification to present some of the disclosures required by IFRS 7 Financial instruments - disclosures:

●	Level 1: financial instruments listed on an active market;
●	Level 2: financial instruments whose valuation methods are based on observable data;
●	Level 3: financial instruments whose valuation methods are based in whole or in part on unobservable data. Unobservable data is defined as data the value of which is based on assumptions or correlations that are neither based on observable market transaction prices for the same instrument, nor on observable market data at the valuation date.

Financial instruments held by the Company and accounted for at fair value through profit or loss are the derivatives and convertible bonds issued to Kreos and Atlas (see Note 12.2), which are classified as level 3.

3.11.Liquidity contract

As part of its listing on the Euronext Growth Paris market, the Company has signed a liquidity contract with a specialist institution to limit the intra-day volatility of Biophytis shares by taking buy and sell positions on the Company’s shares. Shares acquired under this contract are accounted for as treasury shares at their acquisition cost. Gains and losses on the sale of treasury shares are accounted for in shareholder equity. The cash reserve related to the liquidity contract is shown under “Other non-current financial assets”.

The accounting treatment relating to the liquidity contract is presented in note 11.

3.12.Public subsidies

3.12.1.Repayable advances

The Company benefits from repayable advances. Details of these aids are provided in Note 13.1.

They are accounted for in accordance with IAS 20 Accounting for Government Grants and Disclosure of Government Assistance. Financial advances granted at below-market interest rates are valued at amortized cost in accordance with IFRS 9 :

●	The interest rate benefit is determined using a discount rate corresponding to a market rate on the grant award date. The amount resulting from the rate advantage obtained on the award of repayable advances is treated as a subsidy recorded as income in the comprehensive income statement; and
●	The financial cost of repayable advances, calculated at the market rate, is then recorded as a financial expense.

Subsidies corresponding to the rate advantage are shown as a reduction in the “Research and development” category.

These advances are recorded under “Non-current borrowings” or “Current borrowings”, depending on their maturity. If the project fails, the waiver is recorded as a grant.

3.12.2.Grants

Government grants are accounted for when there is reasonable assurance that the entity will comply with the applicable conditions and that the grant will be received.

Operating subsidies are deducted from research and development expenses.

3.12.3.Research tax credit

The Company benefits from certain provisions of the French General Tax Code relating to research tax credits.

The Company benefits from research tax credits for specific projects (“crédit d’impôt recherche”, or “CIR”), granted to companies based in France to encourage scientific and technical research. Companies whose expenses meet the required criteria receive a tax credit which (i) may be deducted from the income tax due for the year in which it was granted, as well as for the three following years, or (ii) in certain circumstances, may also be refunded to the Company for its excess share.

If a company meets certain criteria in terms of sales, staff or assets that enable it to be considered a small or medium-sized enterprise as defined by the European Union, it can apply for immediate repayment of the research tax credit. Biophytis meets these criteria.

The Company considers the research tax credit granted by the French government to be a public subsidy, since it is received independently of the Company’s tax payments. The Company accounts for this receivable in other current receivables, given the expected repayment period. Research tax credits are deducted from research and development expenses in the consolidated income statement.

The research tax credit is subject to audit by the French tax authorities.

3.13.Other receivables

Other receivables include the nominal value of the research tax credit, which is recorded when the eligible expenses giving rise to the research tax credit have been incurred.

3.14.Capital

Classification as equity depends on a specific analysis of the characteristics of each instrument issued. The Company’s standard shares are classified as equity.

Incidental costs directly attributable to the share issue are deducted from shareholder equity, net of tax.

3.15.Share-based payments

Since its creation, the Company has set up several equity-based compensation plans in the form of “stock subscription warrants” (“BSA”), “business creator share subscription warrants” (“BSPCE”) or “bonus shares” (“AGA”) awarded to employees and Board members.

In application of IFRS 2 Share-based payment, the cost of equity-based transactions is accounted for over the period in which the rights to benefit from the equity instruments are attributed to the recipient.

The fair value of warrants granted to employees is determined by applying the Black-Scholes option pricing model. The same applies to options granted to other individuals providing similar services, as their market value cannot be defined.

All the assumptions used to determine the fair value of the programs are described in Note 11.

3.16.Employment benefit obligations

The Company’s French employees are entitled to the pension benefits set out by French law, including:

●	A retirement indemnity paid by the Company on retirement (defined benefit plan); and
●	The payment of retirement pensions by Social Security organizations, which are financed by contributions from companies and employees (defined-contribution plans).

Pension plans, similar benefits and other employee benefits that are analyzed as defined benefit plans (plans under which the Company undertakes to guarantee a defined amount or level of benefits) are accounted for in the consolidated statement of financial position on the basis of an actuarial valuation of the obligations at the accounts closing date, less the fair value of the related program assets dedicated to them.

This valuation is based on the projected unit credit method, taking into account staff turnover and mortality estimations. Actuarial gains and losses, if any, are accounted for in “Other comprehensive income”.

Company payments for defined contribution plans are accounted for in the income statement for the period to which they relate.

3.17.Provisions

A provision is constituted if, as a result of past events, the Company has a present legal or implicit obligation, the value of which can be reliably estimated, and it is probable that an outflow of economic benefits will be required to settle the obligation.

The amount recorded as a provision corresponds to the best estimate of the expenditure required to settle the present obligation on the balance sheet date.

3.18.Financial liabilities

Financial liabilities are classified in two categories and include:

●	Financial liabilities accounted for at amortized cost and,
●	Financial liabilities accounted for at fair value through profit or loss.

3.18.1.Financial liabilities accounted for at amortized cost

Borrowings and other financial liabilities, such as repayable advances, are accounted for at amortized cost, calculated using the effective interest rate. The current portion of borrowings is shown under “Current borrowings”.

The accounting treatment of non-convertible bonds and convertible bonds issued by the Company is detailed in Note 13.2.

3.18.2.Financial liabilities at fair value through profit or loss

The Company issued Kreos with non-convertible bonds and convertible bonds. This financial instrument is made up of several components valued at their fair value through profit or loss in accordance with IFRS 9: a derivative liability linked to the convertible bond conversion option and a derivative liability linked to the warrants. It also includes a component relating to non-convertible bonds valued at amortized cost

The Company also issued Atlas with bonds that were convertible into ordinary shares, with warrants attached. This financial instrument is made up of: a hybrid component linked to convertible bonds (valued at their fair value through profit or loss in accordance with IFRS 9) and an equity instrument linked to warrants (valued at their fair value on the issue date in equity instruments in accordance with IAS 32).

Transaction costs are accounted for in financial expenses at the date of issue of the convertible bonds.

The accounting treatment of these compound financial instruments is detailed in Note 13.2.

3.19.Corporate income tax

The taxable assets and liabilities for the current and previous years are valued at the amount expected to be recovered from or paid to the tax authorities.

The tax rates and regulations used to determine these amounts are those that are fully or at least substantially legally valid on the financial year end date.

Deferred taxes are recorded, using the liability method, on all temporary differences between the tax base of assets and liabilities and their carrying amount in the financial statements at the financial year end date, as well as on any deficits to be carried forwards.

Deferred tax assets are recorded as tax losses to be carried forwards when it is probable that future taxable profits will be available against which the unused tax losses can be utilized. Determining the amount of deferred tax assets to be recorded requires management to make estimates both of the period over which losses carried forward will be used, and of the level of future taxable profits, in the light of tax management strategies.

3.20.Segment information

The Company operates in a single business sector: the development of drug candidates for the treatment of degenerative diseases and the improvement of muscular and visual functions for patients suffering from age-related diseases.

The assets, liabilities and operating loss presented in the financial statements relate to the parent company’s activities in France. Most research and development and administrative costs are incurred in France and, since 2018, in the United States.

3.21.Earnings per share

Basic earnings per share are calculated by dividing profit or loss attributable to Biophytis equity holders by the weighted average number of ordinary shares outstanding for the period.

Diluted earnings per share are determined by adjusting the earnings attributable to Biophytis shareholders and the weighted average number of ordinary shares outstanding to allow for the effects of all dilutive potential ordinary shares.

If the inclusion of instruments giving deferred rights to the capital (BSA, BSPCE, AGA and convertible bonds) generates an anti-dilutive effect, these instruments are not taken into account.